Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000
Previously Paid Amount	0.00
Total Fee Amount	0.83
Total Offset Amount	0.00
Net Fee	0.83
Narrative - Max Aggregate Offering Price	$ 6,000
Final Prospectus	true